Amounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Amounts Receivable and Prepaid Expenses [Abstract]
Schedule of amounts receivable and prepaid expenses
	As at	As at
	December 31,	December 31,
	2021	2020
Prepaid insurance and deposits	$709,575	$12,622
Receivable from Miner Lease Agreement	911,200	-
Other receivable	187,529	-
	$1,808,304	$12,622